Consolidated Statements of Changes in Equity (Parenthetical)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Limited Partners [Member]	Dec. 31, 2011 Limited Partners [Member]	Dec. 31, 2013 Eagle Ford System [Member] Predecessor Equity [Member]	Dec. 31, 2012 Eagle Ford System [Member] Predecessor Equity [Member]	Dec. 31, 2012 Eagle Ford System [Member] Limited Partners [Member]	Dec. 31, 2013 Eagle Ford System and NGL Hedge [Member]	Dec. 31, 2012 Eagle Ford System and NGL Hedge [Member]	Dec. 31, 2013 Eagle Ford System and NGL Hedge [Member] Limited Partners [Member]	Dec. 31, 2012 Eagle Ford System and NGL Hedge [Member] Limited Partners [Member]	Dec. 31, 2013 Eagle Ford System and Commodity Hedge [Member]	Dec. 31, 2013 Eagle Ford System and Commodity Hedge [Member] Limited Partners [Member]	Dec. 31, 2012 East Texas [Member]	Dec. 31, 2012 East Texas [Member] Noncontrolling Interests [Member]	Dec. 31, 2012 Southeast Texas and NGL Hedge [Member]	Dec. 31, 2012 Southeast Texas and NGL Hedge [Member] Predecessor Equity [Member]
Ownership interest acquired						46.67%	33.33%	33.33%	33.33%	33.33%	33.33%	33.33%	46.67%	46.67%	49.90%	49.90%	66.67%	66.67%
Issuance of common units	24,897,977	11,285,956	4,357,921	11,285,956	4,357,921